Description of Plan	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following description of the Regency Centers 401(k) Profit Sharing Plan (“the Plan”) is provided for general information purposes only. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

(a)
General

The Plan is a 401(k) and profit sharing defined contribution retirement plan covering all eligible employees of Regency Centers Corporation and its subsidiaries and affiliates (“the Company”), who are at least 18 years of age. Employees become eligible the first day of the quarter following the employee's date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

(b)
Contributions

Each eligible employee is automatically enrolled in the Plan, at a contribution rate of 6% on a pre-tax basis, and becomes a participant of the Plan, unless the employee elects to decline participation within 45 days of his or her eligibility date. Participants who are automatically enrolled but do not make investment elections have their contributions allocated to one of eleven designated Vanguard age-based retirement target date funds until changed by the participant. Additionally, on an annual basis, employee deferrals are automatically increased by 1%, up to a maximum contribution rate of 15%, unless the employee elects to decline. During 2024, participants may contribute up to $23,000 of annual compensation, on a pre-tax or after-tax basis, as defined in the Plan. Participants who are or will attain age 50 before the end of the Plan year may elect to defer additional amounts up to $7,500 (“catch-up contributions”) to the Plan that year.

The Company matches participant contributions equal to 100% of salary deferrals up to a maximum matching amount of $5,000. Participant and employer matching contributions are invested as directed by the participant. The Company may also elect to make a profit sharing contribution to the Plan in the form of cash. During 2024, the Company’s profit sharing contribution totaled $3,399,058, and was contributed in March 2025.

A participant may transfer funds from other qualified plans to the Plan. These funds are set up in a separate participant account referred to as a “Participant's Rollover Account.”

(c)
Plan Administration

Principal Financial Group serves as recordkeeper, trustee and asset custodian. Regions Bank is the Investment Manager for the Plan. The Company’s Employee Benefits and Retirement Investment Committee oversees the Plan.

(d)
Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s matching contributions, (b) plan earnings, and (c) discretionary profit sharing contributions. Allocations of the Company’s profit sharing contributions are based on participant earnings, as defined in the Plan document. Allocations of plan earnings for investments other than self-directed accounts are based on participants’ account balances. Self-directed accounts are credited with the earnings of the specific investments chosen by the participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested accounts.

(e)
Notes Receivable from Participants

Participants may borrow from the Plan using their vested account balance as security for the loan. Participant loans are repaid through payroll deductions. The minimum loan amount is $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of the participants’ vested account balance. Generally, the term of the loan may not exceed five years; however, if the loan is for the purchase of a primary residence, the Plan may allow for a longer repayment term. A participant may have only one loan outstanding at any time. The interest rate is fixed over the life of the loan based on market rates at loan inception, and the interest paid by the participant is credited back to the participant’s account. At December 31, 2024 participant loans had interest rates ranging from 4.25% to 9.50%. In 2024, interest on notes receivable from participants comprised $90,069.

(f)
Investment Options

Participants direct the investment of their participant deferrals, Company matching contributions, and Company profit sharing contributions into various investment options offered by the Plan, including a self-directed account option. Self-directed accounts consist of assets invested at the discretion of plan participants, within certain guidelines as defined by the Plan.

(g)
Vesting

Participants’ contributions and the Company’s matching contributions to the Plan vest immediately. The Company’s discretionary profit sharing contributions cliff vest at 100% after three years of service. A year of service is defined as at least 1,000 hours of service during a Plan year. Participants immediately vest in all contributions upon reaching normal retirement age of 65 or early retirement age, which is the later of the date of reaching the age of 55 or the date of completion of the third anniversary of Plan participation.

(h)
Payment of Benefits

Upon termination of service due to death, disability, or retirement, a participant (or beneficiary) may elect to receive cash in either a lump-sum distribution or installments equal to the value of the participant’s vested interest in his or her account. In addition, for all terminations of service, including those for the reasons mentioned above, a participant may receive a distribution in the form of the Company’s common stock (“distribution-in-kind”) equal to the value of the participant’s vested interest in his or her Regency Centers Corporation common stock fund account. If a participant is entitled to a distribution of more than $200, then he or she may elect whether to receive the distribution or to roll over the distribution to another retirement plan such as an individual retirement account (“IRA”). If the vested interest in the Plan is greater than $1,000 but less than $5,000 and the participant does not elect to receive or roll over the distribution, then the distribution must be rolled over to an IRA. If the vested interest in the Plan is greater than $5,000, the participant must consent to the distribution before it will be made. In-service hardship distributions are permissible under the Plan and follow the Internal Revenue Service (“IRS”) issued regulations.

(i)
Plan Expenses

Participants pay certain fees including (a) investment advisory fees based on participant balances, (b) investment management fees which are fixed quarterly fees to transact investments, and (c) administrative fees to transact new participant loans. The plan sponsor also pays certain plan expenses, which are excluded from these financial statements.

(j)
Forfeitures

Forfeitures are allocated in the subsequent year in which the forfeiture occurs to all participants eligible to receive a Company profit sharing contribution, as defined in the Plan document. The amount allocated to each participant is the product of the ratio of his or her compensation (subject to a maximum) to total compensation, multiplied by total forfeitures. During 2024, amounts forfeited in prior years and earnings thereon totaling $87,417 were allocated to participants. At December 31, 2024 and 2023, unallocated forfeitures totaled $302,500 and $90,107, respectively.